EARNING PER SHARE (Tables)	6 Months Ended
Dec. 31, 2024
EARNING PER SHARE
Schedule of earnings per share

	Three-month period ended		Six-month period ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Numerator
Profit/ (Loss) for the period (basic EPS)	143,535	108,449	(6,225,727)	(4,483,185)
Profit/ (Loss) for the period (diluted EPS)	143,535	108,449	(6,225,727)	(4,483,185)
Denominator
Weighted average number of shares (basic EPS)	62,822,158	62,839,961	62,822,158	62,839,961
Weighted average number of shares (diluted EPS)	63,170,350	63,877,692	62,822,158	62,839,961

Basic profit/ (loss) attributable to ordinary equity holders of the parent	0.0023	0.0017	(0.0991)	(0.0713)
Diluted profit/ (loss) attributable to ordinary equity holders of the parent	0.0023	0.0017	(0.0991)	(0.0713)